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September 2, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Sector Series, Inc.
           RiverSource Dividend Opportunity Fund
           RiverSource Real Estate Fund
        Post-Effective Amendment No. 41
        File No. 33-20872/811-5522
        Accession Number: 0000950137-08-011035

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 41 (Amendment). This Amendment was filed electronically on August 25, 2008.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.